Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash Flows from Operating Activities:
Net income	$ 10,758,502	$ 8,824,446
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization, bank premises and equipment	894,687	930,035
Provision for loan losses	1,589,000	1,066,167
Deferred income tax	(270,427)	96,236
Net realized (gain) loss on sale of securities AFS	(39,086)	26,490
Gain on sale of loans	(1,027,175)	(290,116)
Loss on sale of bank premises and equipment	174,470	30,797
(Gain) loss on sale of OREO	(55,602)	817
Income from CFS Partners	(684,891)	(588,696)
Amortization of bond premium, net	92,662	120,295
Write down of OREO	0	95,008
Proceeds from sales of loans held for sale	37,899,464	14,098,560
Originations of loans held for sale	(37,002,689)	(13,808,444)
Increase in taxes payable	61,285	522
Increase in interest receivable	(651,424)	(35,712)
Decrease in mortgage servicing rights	17,431	65,371
Decrease in right-of-use assets	132,778	236,395
Decrease in operating lease liabilities	(202,782)	(227,606)
Decrease in other assets	5,728	335,167
Increase in cash surrender value of BOLI	(85,224)	(88,913)
Amortization of limited partnerships	336,686	312,106
Change in net deferred loan fees and costs	1,558,156	1,199
(Decrease) increase in interest payable	(53,109)	26,204
Increase in accrued expenses	174,154	66,100
Decrease in other liabilities	(38,377)	(45,772)
Net cash provided by operating activities	13,584,217	11,246,656
Investments - AFS
Maturities, calls, pay downs and sales	22,804,241	19,998,076
Purchases	(36,767,300)	(25,595,329)
Proceeds from redemption of restricted equity securities	522,400	493,600
Purchases of restricted equity securities	(537,100)	(176,000)
(Decrease) increase in limited partnership contributions payable	(909,000)	184,000
Investments in limited liability entities	0	(811,000)
Increase in loans, net	(102,746,364)	(30,365,217)
Capital expenditures net of proceeds from sales of bank premises and equipment	(452,402)	(952,396)
Proceeds from sales of OREO	1,022,340	105,561
Recoveries of loans charged off	72,965	117,842
Net cash used in investing activities	(116,990,220)	(37,000,863)
Cash Flows from Financing Activities:
Net increase in demand and interest-bearing transaction accounts	118,665,955	9,945,514
Net increase in money market and savings accounts	51,469,875	10,239,753
Net decrease in time deposits	(2,866,358)	(13,980,464)
Net increase in repurchase agreements	5,537,464	2,668,283
Proceeds from long-term borrowings	150,000	1,100,000
Decrease in finance lease obligations	(61,665)	(166,924)
Redemption of preferred stock	0	(500,000)
Dividends paid on preferred stock	(54,375)	(87,500)
Dividends paid on common stock	(2,947,185)	(2,837,058)
Net cash provided by financing activities	169,893,711	6,381,604
Net increase (decrease) in cash and cash equivalents	66,487,708	(19,372,603)
Cash and cash equivalents:
Beginning	48,562,212	67,934,815
Ending	115,049,920	48,562,212
Supplemental Schedule of Cash Paid During the Period:
Interest	4,899,795	6,116,917
Income taxes, net of refunds	2,120,542	1,381,000
Supplemental Schedule of Noncash Investing and Financing Activities:
Change in unrealized gain on securities AFS	828,944	1,149,451
Loans transferred to OREO	0	966,738
Common Shares Dividends Paid:
Dividends declared	4,004,030	3,951,279
Increase in dividends payable attributable to dividends declared	(17,773)	(16,987)
Dividends reinvested	(1,039,072)	(1,097,234)
Total common shares dividend paid	$ 2,947,185	$ 2,837,058